CERT NYS

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

NYSE Group

1-31544

07053628

July 18, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Neuberger Berman Real Estate Income Fund Inc., Common Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on July 18, 2007.

Sincerely,

PROCESSED
JUL 23 2007
THOMSON
FINANCIAL

1187520